Pension and other post-retirement benefits - Assumptions and 1% change (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension plans [member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	3.00%	3.70%
Discount rate - expense	3.70%	3.40%
Rate of compensation increase	3.00%	3.00%
Pension plans [member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 10,595,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (8,141,000)
Pension plans [member] | Rate of compensation increase [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 2,832,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (2,608,000)
Pension plans [member] | Increase of one year in the expected lifetime [member]
Sensitivity analysis of actuarial assumptions
Increase in defined benefit obligation	$ 1,621,000
Other Benefit Plans [Member]
Assumptions defined benefit obligation and net pension and other benefit expense
Discount rate - obligation	3.10%	3.90%
Discount rate - expense	3.90%	3.40%
Initial health care cost trend rate	6.00%	6.00%
Cost trend rate declines to	5.00%	5.00%
Year the rate reaches its final level	2022	2022
Dental care cost trend rate	5.00%	5.00%
Other Benefit Plans [Member] | Discount rate [member]
Sensitivity analysis of actuarial assumptions
Increase in actuarial assumption by	1.00%
Increase in defined benefit obligation	$ 4,133,000
Decrease in actuarial assumption by	1.00%
Decrease in defined benefit obligation	$ (3,284,000)